SHAREHOLDERS' EQUITY - Private placements (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands																										1 Months Ended			6 Months Ended		12 Months Ended
	May 30, 2022 $ / shares shares	May 27, 2022 CNY (¥) item D shares	May 27, 2022 USD ($) item D $ / shares shares	May 19, 2022 CNY (¥)	May 19, 2022 USD ($)	Mar. 30, 2022 CNY (¥)	Mar. 30, 2022 USD ($)	Mar. 29, 2022 $ / shares shares	Mar. 16, 2022 $ / shares shares	Nov. 15, 2021 CNY (¥) shares	Nov. 15, 2021 USD ($) $ / shares shares	Sep. 22, 2021 CNY (¥) shares	Sep. 22, 2021 USD ($) $ / shares shares	Jun. 22, 2021 CNY (¥) shares	Jun. 22, 2021 USD ($) $ / shares shares	May 12, 2021 CNY (¥) shares	May 12, 2021 USD ($) $ / shares shares	Mar. 22, 2021 shares	Feb. 24, 2021 CNY (¥)	Feb. 24, 2021 USD ($)	Feb. 21, 2021 $ / shares shares	Feb. 20, 2021 $ / shares shares	Feb. 18, 2021 shares	Jul. 28, 2020 CNY (¥) shares	Jul. 28, 2020 USD ($) shares	Jan. 31, 2023 shares	Dec. 31, 2022 shares	May 31, 2022 item	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 shares
SHAREHOLDERS' EQUITY
Gross proceeds | ¥																													¥ 30,989	¥ 33,319
Third party investors
SHAREHOLDERS' EQUITY
Number of third party investors | item		9	9
Amount agreed to invest		¥ 20,094	$ 3,000
Number of investors filed action | item																												3
Dr. Yu
SHAREHOLDERS' EQUITY
Award for contribution to the company												¥ 2,395	$ 376
Dr. Yu | Anpai Shanghai
SHAREHOLDERS' EQUITY
Consideration for acquisition												¥ 8,500	$ 1,334
Share purchase agreement with Dr. Chris Chang Yu
SHAREHOLDERS' EQUITY
Number of shares issued																						152,100
Share price | $ / shares																						$ 4.56
Share subscription Agreement With A Chinese Investor
SHAREHOLDERS' EQUITY
Finder's fee in the form of shares														21,276	21,276
Class A ordinary shares
SHAREHOLDERS' EQUITY
Finder's fee in the form of shares																		19,174					35,000								35,000
Shares required to be issued for service																								70,000	70,000
Stock Issued During Period, Value, Issued for Services																								¥ 2,706	$ 415
Class A ordinary shares | Third party investors
SHAREHOLDERS' EQUITY
Number of shares issued	6,263,048	6,229,235	6,229,235
Share price | $ / shares			$ 0.4
Number of warrants to purchase common stock issued			3,000,000
Number of shares agreed to repurchase			12,492,283
Number of shares agreed to repurchase upon exercise of warrants		2,475,000	2,475,000
Value of shares agreed to repurchase | $			$ 1,500
Class A ordinary shares | Dr. Yu
SHAREHOLDERS' EQUITY
Number of shares issued												106,395	106,395
Share price | $ / shares													$ 3.49
Class A ordinary shares | Private Placement
SHAREHOLDERS' EQUITY
Number of shares issued										1,132,111	1,132,111
Share price | $ / shares											$ 2.22
Gross proceeds										¥ 16,041	$ 2,517
Net proceeds										¥ 13,528	$ 2,123
Class A ordinary shares | Share Subscription Agreement with Investor
SHAREHOLDERS' EQUITY
Number of shares issued																238,095	238,095
Share price | $ / shares									$ 0.2563						$ 3.76		$ 4.2
Gross proceeds				¥ 9,395	$ 1,400									¥ 10,353	$ 1,625	¥ 6,470	$ 1,015
Finder's fee in the form of shares														21,276	21,276
Number of warrants to purchase common stock issued									4,226,135
Class A ordinary shares | Share Subscription Agreement with Investor | Private Placement
SHAREHOLDERS' EQUITY
Number of shares issued									1,235,788
Share price | $ / shares									$ 0.2563
Class A ordinary shares | Share subscription Agreement With A Chinese Investor
SHAREHOLDERS' EQUITY
Number of shares issued														425,532	425,532						387,597
Share price | $ / shares								$ 0.35													$ 4.80
Gross proceeds																			¥ 12,000	$ 1,883
Class A ordinary shares | Share subscription Agreement With A Chinese Investor | Private Placement
SHAREHOLDERS' EQUITY
Number of shares issued								654,622
Gross proceeds						¥ 1,500	$ 232
ADSs
SHAREHOLDERS' EQUITY
Share price | $ / shares			$ 0.30
Number of Ads per share		1	1																							0.05	0.05
Percentage of closing price of ADS		80.00%	80.00%
Number of consecutive trading days to calculate VWAPs | D		10	10
ADSs | Third party investors
SHAREHOLDERS' EQUITY
Share price | $ / shares	$ 1.2		$ 0.75
Number of warrants to purchase common stock issued	750,000		1,200,000
ADSs | Dr. Yu
SHAREHOLDERS' EQUITY
Number of shares issued												250,000	250,000
Gross proceeds												¥ 6,105	$ 945